Stock Options (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 09, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 25, 2023	Dec. 11, 2017
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-average grant-date fair value of options granted								$ 1.63	$ 4.55
Unrecognized stock based compensation			$ 725,355			$ 725,355		$ 475,097	$ 1,260,990
Share based compensation						$ 637,547	$ 650,104	1,012,592	1,195,819
Stock based charges relating to purchase of machinery					$ 63,512			63,612	253,337
Stock based charges relating to acquisition					$ 40,901			$ 60,435	$ 122,701
Stock option purchase shares	50,000
Ciommon stock, par value			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option purchase shares						495,000
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option purchase shares						455,000
Employees and Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option purchase shares						25,000
2023 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term						5 years
Stock option purchase shares						975,000
Ciommon stock, par value			0.0001			$ 0.0001
Options exercisable			$ 1.37			$ 1.37
Stock available for issuance										1,400,000
2022 Equity Incentive Plan [Member] | Employment Agreement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term		5 years
Stock option purchase shares		50,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation			$ 234,610	$ 365,606		$ 617,711	589,553	$ 915,796	$ 1,091,227
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation				$ 39,870			$ 50,182	$ 96,795	$ 105,592